Paul, Weiss, Rifkind, Wharton & Garrison LLP

1285 Avenue of the Americas

New York, New York 10019-6064

October 21, 2016

CONFIDENTIAL

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Jill Intermediate LLC
Registration Statement on Form S-1

Ladies and Gentlemen:

On behalf of our client, Jill Intermediate LLC (to be converted into a Delaware corporation prior to the completion of the offering to which the Registration Statement referred to below relates) (the “Company”), and in connection with the confidential submission of the draft registration statement on Form S-1 (the “Registration Statement”) of the Company on the date hereof, we hereby confidentially submit the Registration Statement pursuant to Title I, Section 106 under the Jumpstart Our Business Startups Act, as amended, for non-public review by the staff of the Securities and Exchange Commission prior to the public filing of the Registration Statement.

Any questions or notifications with respect to this letter should be directed to the undersigned at (212) 373-3309 or

Brendan K. Christian at (212) 373-3111.

Very truly yours,

/s/ Raphael M. Russo

Raphael M. Russo

cc:	David Biese

Jill Intermediate LLC

        Marc D. Jaffe, Esq.

        Ian D. Schuman, Esq.

Latham & Watkins LLP